Stock-Based Compensation and Common Stock - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation	$ 1,095	$ 4,347	$ 5,197	$ 15,847
Stock-based compensation capitalized to property and equipment		(172)	(67)	(172)	$ (490)
Stock-based compensation, net of capitalized amount	1,095	4,175	5,130	15,675	$ 19,710	$ 42,346
Restricted Stock Units Classified as Liability [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation	404	1,751	1,190	3,042
Restricted Stock Units Classified as Equity [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation		758	(22)	1,037
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation	$ 691	$ 1,838	$ 4,029	$ 11,768